Business Segments	12 Months Ended
Dec. 31, 2017
Business Segments
Business Segments

NOTE 17.  Business Segments

3M’s businesses are organized, managed and internally grouped into segments based on differences in markets, products, technologies and services. 3M manages its operations in five business segments: Industrial; Safety and Graphics; Health Care; Electronics and Energy; and Consumer. 3M’s five business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. Transactions among reportable segments are recorded at cost. 3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that these segments, if operated independently, would report the operating income information shown. The difference between operating income and pre-tax income relates to interest income and interest expense, which are not allocated to business segments, along with non-service cost related pension and postretirement net periodic benefit costs.

As part of 3M’s continuing effort to improve the alignment of its businesses around markets and customers, the Company made the following changes, effective in the first quarter of 2018, and other revisions impacting business segment reporting:

Consolidation of customer account activity within international countries – expanding dual credit reporting

•

The Company consolidated its customer account activity in each country into centralized sales districts for certain countries that make up approximately 70 percent of 3M’s 2017 international net sales. Expansion of these initiatives, which previously had been deployed only in the U.S., reduces the complexity for customers when interacting with multiple 3M businesses. 3M business segment reporting measures include dual credit to business segments for certain sales and related operating income. This dual credit is based on which business segment provides customer account activity with respect to a particular product sold in a specific country. The expansion of alignment of customer accounts within additional countries increased the attribution of dual credit across 3M’s business segments. Additionally, certain sales and operating income results for electronic bonding product lines that were previously equally divided between the Electronics and Energy business segment and the Industrial business segment are now reported similarly to dual credit. As a result, previously reported aggregate business segment net sales and operating income for total year 2017 increased $1.568 billion and $402 million, respectively, offset by similar increases in the elimination of dual credit net sales and operating income amounts.

Centralization of manufacturing and supply technology platforms

•

Certain shared film manufacturing and supply technology platform resources formerly reflected within the Electronics and Energy business segment were combined with other shared and centrally managed material resource centers of expertise within Corporate and Unallocated. This change resulted in a decrease in previously reported net sales and an increase in operating income for total year 2017 of $1 million and $42 million, respectively, in the Electronics and Energy segment, offset by a corresponding increase in net sales and decrease in operating income within Corporate and Unallocated.

In addition, as discussed in Note 1, 3M adopted ASU N0. 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, effective January 1, 2018 on a retrospective basis. As a result, operating income for 3M’s business segments has been revised to reflect non-service cost related pension and postretirement net periodic benefit costs within other expense (income), net.

The financial information presented herein reflects the impact of the preceding changes for all periods presented.

Business Segment Products

Business Segment	Major Products
Industrial

Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics

Personal protection products, transportation safety products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and fall protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Electronics and Energy

Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Consumer

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2017	2016	2015	2017	2016	2015
Industrial	$11,866	$11,217	$11,243	$2,490	$2,528	$2,498
Safety and Graphics	6,235	5,948	5,808	2,066	1,403	1,359
Health Care	5,853	5,606	5,490	1,764	1,731	1,749
Electronics and Energy	5,501	4,926	5,398	1,377	1,145	1,171
Consumer	4,731	4,578	4,518	1,004	1,054	1,074
Corporate and Unallocated	3	6	4	(395)	(321)	(361)
Elimination of Dual Credit	(2,532)	(2,172)	(2,187)	(614)	(513)	(510)
Total Company	$31,657	$30,109	$30,274	$7,692	$7,027	$6,980

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Industrial	$9,895	$9,140	$9,205	$432	$407	$374	$381	$360	$317
Safety and Graphics	9,874	7,626	7,709	275	277	258	184	228	207
Health Care	4,757	4,293	4,391	175	175	179	137	136	168
Electronics and Energy	4,291	4,335	4,530	240	223	275	152	187	202
Consumer	2,706	2,497	2,386	112	114	108	109	109	124
Corporate and Unallocated	6,464	5,015	4,662	310	278	241	410	400	443
Total Company	$37,987	$32,906	$32,883	$1,544	$1,474	$1,435	$1,373	$1,420	$1,461

The Company revised amounts previously presented in the table above relative to the depreciation and amortization expense and capital expenditures for the year ended December 31, 2017. This immaterial revision resulted in a decrease in previously reported depreciation and amortization expense for total year 2017 of $71 million in the Health Care business segment, offset by a corresponding increase in depreciation and amortization expense within the Electronics and Energy business segment. In addition, this immaterial revision resulted in a decrease in previously reported capital expenditures for total year 2017 of $54 million in the Industrial business segment, offset by a corresponding increase in capital expenditures within the Health Care business segment. This revision had no impact on the Company’s consolidated results of operations, financial condition, or cash flows.

Corporate and unallocated operating income includes a variety of miscellaneous items, such as corporate investment gains and losses, certain derivative gains and losses, certain insurance-related gains and losses, certain litigation and environmental expenses, corporate restructuring charges and certain under- or over-absorbed costs (e.g. pension, stock-based compensation) that the Company may choose not to allocate directly to its business segments. Because this category includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.

3M business segment reporting measures include dual credit to business segments for certain sales and related operating income. Management evaluates each of its five business segments based on net sales and operating income performance, including dual credit reporting to further incentivize sales growth. As a result, 3M reflects additional (“dual”) credit to another business segment when the customer account activity (“sales district”) with respect to the particular product sold to the external customer is provided by a different business segment. This additional dual credit is largely reflected at the division level. For example, certain respirators are primarily sold by the Personal Safety Division within the Safety and Graphics business segment; however, a sales district within the Industrial business segment provides the contact for sales of the product to particular customers. In this example, the non-primary selling segment (Industrial) would also receive credit for the associated net sales initiated through its sales district and the related approximate operating income. The assigned operating income related to dual credit activity may differ from operating income that would result from actual costs associated with such sales. The offset to the dual credit business segment reporting is reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income in total are unchanged.